Initial Public Offering (Details)				3 Months Ended	10 Months Ended	12 Months Ended
	Sep. 16, 2021 USD ($) shares	Sep. 03, 2021 USD ($) $ / shares shares	Aug. 02, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 10, 2023 $ / shares	Jan. 09, 2023 $ / shares	May 24, 2022 $ / shares	Mar. 31, 2021 $ / shares
Public Warrants | Class A Ordinary Shares
Initial Public Offering
Number of shares per warrant | shares						1
Public Warrants | Redemption of warrant price per share equals or exceeds18.00
Initial Public Offering
Stock price trigger for redemption of public warrants						$ 18.00
CIK0001853021 Metals Acquisition Corp
Initial Public Offering
Purchase price, per unit				$ 10.00		10.00	$ 10.00
Deferred underwriting discount | $					$ 9,280,173
Forfeiture of 558,805 founder shares (in shares) | shares	558,805				558,805
CIK0001853021 Metals Acquisition Corp | Class A Ordinary Shares
Initial Public Offering
Common shares, par value (in dollars per share)			$ 0.0001	0.0001	$ 0.0001	0.0001		$ 0.0001
Exercise price of warrants		$ 11.50	$ 11.50						$ 11.50
CIK0001853021 Metals Acquisition Corp | Class B Ordinary Shares
Initial Public Offering
Common shares, par value (in dollars per share)				0.0001	0.0001	0.0001				$ 0.0001
CIK0001853021 Metals Acquisition Corp | Class B Ordinary Shares | Sponsor
Initial Public Offering
Common shares, par value (in dollars per share)				0.004	$ 0.004	0.004
Forfeiture of 558,805 founder shares (in shares) | shares	558,805
CIK0001853021 Metals Acquisition Corp | Public Warrants
Initial Public Offering
Exercise price of warrants				$ 11.50		$ 11.50
Warrants exercisable term after the completion of a business combination				30 days		30 days
Public Warrants expiration term				5 years		5 years
Issue price per share				$ 9.20		$ 9.20
Percentage of gross proceeds on total equity proceeds				60.00%		60.00%
Trading days determining volume weighted average price				20 days		20 days
Adjustment of exercise price of warrants based on market value (as a percent)				115.00%		115.00%
Number of trading days on which fair market value of shares is reported | D				10
CIK0001853021 Metals Acquisition Corp | Public Warrants | Class A Ordinary Shares
Initial Public Offering
Number of shares per warrant | shares				1
Issue price per share				$ 9.20		$ 9.20
Fair market value per share				$ 0.361		$ 0.361
CIK0001853021 Metals Acquisition Corp | Public Warrants | Redemption of warrant price per share equals or exceeds18.00
Initial Public Offering
Adjustment of exceeds price of warrants based on market value (as a percent)				180.00%		180.00%
Threshold trading days for redemption of public warrants				20 days		20 days
Threshold consecutive trading days for redemption of public warrants | D				30
Stock price trigger for redemption of public warrants				$ 18.00		$ 18.00
Redemption price per public warrant (in dollars per share)				$ 0.01		$ 0.01
Minimum threshold written notice period for redemption of public warrants				30 days		30 days
CIK0001853021 Metals Acquisition Corp | Public Warrants | Redemption of warrant price per share equals or exceeds10.00
Initial Public Offering
Adjustment of exceeds price of warrants based on market value (as a percent)				100.00%		100.00%
Stock price trigger for redemption of public warrants				$ 10.00		$ 10.00
Redemption price per public warrant (in dollars per share)				$ 0.10		$ 0.10
Minimum threshold written notice period for redemption of public warrants				30 days		30 days
CIK0001853021 Metals Acquisition Corp | IPO
Initial Public Offering
Number of units sold | shares			25,000,000
Number of warrants in a unit | shares			0.33
Purchase price, per unit			$ 10.00
Proceeds from issuance initial public offering | $			$ 250,000,000
Warrants exercisable term after the completion of a business combination			30 days
Public Warrants expiration term			5 years
Cash underwriting fees | $		$ 5,302,956			$ 5,302,956
Deferred underwriting discount | $		$ 9,280,173		$ 9,280,173		$ 9,280,173
CIK0001853021 Metals Acquisition Corp | IPO | Class A Ordinary Shares
Initial Public Offering
Number of shares in a unit | shares			1
Common shares, par value (in dollars per share)			$ 0.0001
Number of shares per warrant | shares			1
Exercise price of warrants			$ 11.50
CIK0001853021 Metals Acquisition Corp | Over-allotment option
Initial Public Offering
Number of units sold | shares		1,514,780	3,750,000	3,750,000		3,750,000
Proceeds from issuance initial public offering | $	$ 9,280,173
Proceeds from issuance of units | $		$ 15,147,800
Cash underwriting fees | $		302,956
Deferred underwriting discount | $		$ 530,173